PLAN PARTICIPANTS	12 Months Ended
Jun. 30, 2025
EBP France
EBP, Description of Plan [Line Items]
PLAN PARTICIPANTS	DESCRIPTION OF THE PLAN
The following brief description of Procter & Gamble Holding France S.A.S. Group Profit Sharing, Incentive and Employer Contribution Plan (the “Plan”) is provided for general information only. Participants should refer to the Plan Document and their country’s Plan supplement for more complete information.

General — The Plan is an employee savings plan established on December 17, 1990 by agreement between Procter & Gamble Holding France S.A.S. together with its directly wholly-owned subsidiaries (with the exception of P&G Health France that is not part of this agreement), and those subsidiaries’ respective Work councils, in order to provide a means for eligible employees to save and invest their income, group profit sharing, and incentive remuneration. The most recent Plan agreement took effect on January 1, 2015, and was signed by Procter & Gamble Holding France S.A.S., Procter & Gamble France S.A.S., Procter & Gamble Amiens S.A.S., Procter & Gamble Blois S.A.S (together, “P&G France”) and their related Work councils. An amendment to the Plan to increase the Employer’s matching contribution was implemented as of FY 18/19, signed by the same parties. An amendment to the Plan to change the nature of the Funds D and amend the Employer matching contribution calculation was signed on Jan 30, 2024.

In addition to the Plan, a collective Pension Savings plan (“PERCO”) was established for Procter & Gamble Holding France S.A.S and its subsidiaries (Procter & Gamble France S.A.S., Procter & Gamble Blois S.A.S since January 2013 and Procter & Gamble Amiens S.A.S since June 2016). An amendment to the PERCO agreement was signed at the end of 2024 to transform it into a "PER Collectif" (still a Collective retirement saving plan) allowing a more favourable taxation to employees vs PERCO.

Procter & Gamble Holding France S.A.S. is indirectly a wholly owned subsidiary of The Procter & Gamble Company (the “Parent”). The Plan and the "PER Collectif" are subject to the laws and regulations of France. The assets of the Plan and of the "PER Collectif" are invested in five “Fonds Commun de Placement d’Entreprise” (“FCPE”) which are registered investment funds reserved to employees of “P&G France” subject to the laws and regulations of France. The plan’s financial statements are a combination of the 5 FCPE.

Administration — Administration of the Plan and of the "PER Collectif" are executed by Procter & Gamble Holding France S.A.S. with the support of Vega Investment Solutions (previously Natixis Investments Managers International), the fund manager. The five FCPE are under the supervision of the “Conseils de Surveillance” (“Monitoring Committees”) which are composed of both employee and employer representatives of “P&G France”.

Participants Accounts and Investments Options — An account is maintained for each employee and reflects employee and employer contributions as well as employee withdrawals. There is no provision for the allocation of income since the FCPE’s do not pay dividends. Participants are permitted to invest into any of the five FCPE’s; however, employees contributions generating a P&G matching contribution can only be invested in FCPE Groupe Procter & Gamble (Option D). Amounts may be transferred from one FCPE to another FCPE for both blocked and available funds with the exception of FCPE Groupe Procter & Gamble (Option D) out of which only unblocked funds may be transferred.

Participants may allocate their account balances to one or all of the following investment options offered by the Plan:
•FCPE Groupe Procter & Gamble Actions (Option A) – The prospectus indicates that this fund is primarily invested in international equities or in mutual funds which invest in international equities with a minimum of 60% (and maximum 90%) and with a minimum of 25% (and maximum 60%) in international fixed income products.

•FCPE Groupe Procter & Gamble Obligations (Option B) – The prospectus indicates that this fund is primarily invested in Eurozone monetary products or in mutual funds which invest primarily in Eurozone monetary products.

•FCPE Groupe Procter & Gamble 5000 (Option C) – The prospectus indicates that this fund is exposed to a maximum 115% of its assets in international equities or in mutual funds invested in international equities (Europe, United States, Japan and Asia emerging countries) and with a maximum of 10% invested in fixed income products.

•FCPE Groupe Procter & Gamble (Option D) – The prospectus indicates that this fund is invested at 66.66% maximum in The Procter & Gamble Company common stock and with a minimum of 33.33% invested in US/Euro zone monetary products.

•FCPE Groupe Procter & Gamble (Option F) – The prospectus indicates that this fund is invested at 80% in international bonds or in mutual funds which invest in international bonds, at 20% in “socially responsible investment” Euro bonds or in mutual funds which invest in “socially responsible” Euro bonds.

For the "PER Collectif", investments in Option D are not possible. The other Options are accessible at the discretion of the employee.

Contribution and Vesting — Employees are eligible to the Plan three months after their start date with “P&G France”. Contributions are made by Plan participants as well as by “P&G France” as follows:

Employees’ Contributions:

-    Voluntary, periodic contributions – These are usually contributed on a monthly basis. They are eligible for matching contributions from P&G France. These contributions are automatically invested in Option D.

-    Voluntary, complementary contributions – Employees may make complementary contributions whenever they wish although these amounts receive no matching contributions. These contributions are invested at the discretion of the employee in one of the five FCPE’s.

Employers’ Contributions:

-    Employer matching contributions – P&G France makes a matching contribution of 100% of Employee contribution for investment between €7.62 and €80 maximum) and of 50% of Employee contribution for investment between €80.01 and €275 euros maximum) per month, with a maximum threshold of €177.50. These matching contributions are automatically invested in Option D.

-    Profit Sharing – P&G France calculates and distributes profit sharing contributions according to French law (“Participation”) as well as a supplementary profit-sharing agreement (“Interessement”). These amounts are invested at the discretion of the employee in one of the five FCPE’s. If no investment direction is given by the employee, amounts are automatically invested either as per the last investment choice or, by default, in Option B (with a 50/50 split between PEE and "PER Collectif" for “Participation”, and 100% to PEE for “Interessement”.

All contributions are immediately 100 percent vested.

Contributions to the "PER Collectif" can be made by the employees through i) voluntary periodic contributions, ii) investment of the profit-sharing contribution and iii) investment of remaining vacation days (up to 10 per fiscal year) for which “P&G France” will contribute under certain age conditions.
Withdrawals — All contributions to the Plan are “blocked” for a period of five years beginning on October 1st of the calendar year in which the contribution was made. After this period, amounts are available for withdrawal without restriction. Under certain circumstances, as defined by law, a participant may withdraw “blocked” contributions. All amounts become immediately available for withdrawal upon the termination of employment.

Plan Termination – The Plan agreement was renewed by written agreement between “P&G France” and their related Work councils in December 2014 with effective date January 1st, 2015, for an indefinite period.
In the event of Plan termination, the FCPE’s will either remain active or will be merged with other FCPE’s. Thus, Plan participants will have the option to withdraw “unblocked” amounts or to remain invested. Future employee and employer contributions to the Plan would then be suspended.
PLAN PARTICIPANTS
As of June 30, 2025, the Plan had 2,251 participants investing in the Plan (vs 2,240 as of June 30, 2024) whereas 853 employees (807 as of June 30, 2024) chose to collect their year group profit sharing rather than invest in the plan.